Gain on disposal of subsidiaries and other assets, net - Schedule of Consideration for Financial Performance (Parenthetical) (Details) - Direct Marketing Payment Processing Business Line - USD ($)
$ in Thousands
	Dec. 31, 2025	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable earned	$ 4,810	$ 50,000
Level 3
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable earned	$ 672